Divestiture (Tables)	12 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Results of Discontinued Operations

Results of discontinued operations were as follows:

(Millions of dollars)	2014	2013	2012
Revenues	$—	$20	$238

Income from discontinued operations before income taxes	—	586	92
Less income tax provision	—	222	31

Income from discontinued operations, net	$—	$364	$60